Risk Management - Impact of Fluctuating Commodity Prices and Interest Rates on Company'S Open Risk Management Positions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commodity Price Risk [Member] | Crude Oil Contracts [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Description of exposure to risk	Crude Oil Commodity Price	Crude Oil Commodity Price
Sensitivity Range	± US$5.00 per bbl Applied to WTI and Condensate Hedges	± US$5.00 per bbl Applied to WTI and Condensate Hedges
Increase	$ (44)	$ 3
Decrease	$ 44	$ (3)
Commodity Price Risk [Member] | Crude oil differential contracts [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Description of exposure to risk	Crude Oil Differential Price	Crude Oil Differential Price
Sensitivity Range	± US$2.50 per bbl Applied to Differential Hedges Tied to Production	± US$2.50 per bbl Applied to Differential Hedges Tied to Production
Increase	$ (2)	$ 5
Decrease	2	(5)
Currency risk [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
$0.05 Increase in the Canadian per U.S. Dollar Foreign Exchange Rate	300	250
$0.05 Decrease in the Canadian per U.S. Dollar Foreign Exchange Rate	$ (300)	$ (250)